SoFi Weekly Dividend ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	164	$13,223

Aerospace & Defense - 2.0%
BAE Systems PLC	2,367	31,463
General Dynamics Corp.	191	47,171
Kawasaki Heavy Industries Ltd.	119	2,707
L3Harris Technologies, Inc.	159	30,339
Lockheed Martin Corp.	215	96,271
		207,951

Agriculture - 1.1%
Archer-Daniels-Midland Co.	456	33,621
British American Tobacco PLC	1,731	55,048
Japan Tobacco, Inc.	1,016	26,122
Wilmar International Ltd.	1,763	4,795
		119,586

Airlines - 0.1%
Singapore Airlines Ltd.	1,030	4,893

Apparel - 0.3%
Burberry Group PLC	294	5,447
Kering SA	65	27,922
		33,369

Auto Manufacturers - 4.4%
Bayerische Motoren Werke AG	277	28,891
Cummins, Inc.(b)	120	26,899
Daimler Truck Holding AG	334	10,871
Honda Motor Co. Ltd.	4,290	43,789
Isuzu Motors Ltd.	476	6,296
Mazda Motor Corp.	444	4,741
Mercedes-Benz Group AG	682	44,335
PACCAR, Inc.	435	39,942
Stellantis NV	1,888	40,998
Toyota Motor Corp.	9,599	181,449
Volvo AB - Class B	1,347	31,268
		459,479

Auto Parts & Equipment - 0.7%
Aisin Corp.	123	4,535
Bridgestone Corp.	425	17,531
Cie Generale des Etablissements Michelin SCA	521	17,514
Magna International, Inc.	223	12,033
Niterra Co. Ltd.	145	3,367
Pirelli & C SpA	192	955
Toyota Boshoku Corp.	55	949
Toyota Industries Corp.	129	11,095
		67,979

Banks - 18.1%
ANZ Group Holdings Ltd.	2,534	40,946
Banco Bilbao Vizcaya Argentaria SA	5,027	46,655
Banco BPM SpA	1,162	6,433
Bank Hapoalim BM	945	7,996
Bank of America Corp.(b)	5,700	173,793
Bank of Montreal	586	48,139
Barclays PLC	12,067	21,546
Canadian Imperial Bank of Commerce	713	29,501
Citigroup, Inc.	1,563	72,054
Commonwealth Bank of Australia	1,411	97,915
Computershare Ltd.	444	6,951
Concordia Financial Group Ltd.	945	4,436
DBS Group Holdings Ltd.	1,588	37,766
Deutsche Bank AG	1,820	22,690
Fifth Third Bancorp(b)	527	15,257
HSBC Holdings PLC(c)	16,729	127,512
Huntington Bancshares, Inc.	1,116	12,566
ING Groep NV	2,969	41,718
Israel Discount Bank Ltd. - Class A	933	4,502
JPMorgan Chase & Co.	2,426	378,650
KBC Group NV	211	12,110
M&T Bank Corp.	130	16,662
Mediobanca Banca di Credito Finanziario SpA	511	6,008
Morgan Stanley	1,064	84,418
National Bank of Canada	261	17,310
NatWest Group PLC	5,024	13,223
Northern Trust Corp.	161	12,759
Oversea-Chinese Banking Corp. Ltd.	2,933	27,559
Regions Financial Corp.(b)	737	12,293
Royal Bank of Canada	1,126	101,832
Shizuoka Financial Group, Inc.	462	3,738
Standard Chartered PLC	1,985	16,414
State Street Corp.	259	18,860
The Bank of New York Mellon Corp.	594	28,702
The Bank of Nova Scotia	968	43,336
The Chiba Bank Ltd.	586	4,386
The PNC Financial Services Group, Inc.	326	43,671
The Toronto-Dominion Bank	1,551	94,649
U.S. Bancorp(b)	1,217	46,392
UniCredit SpA	1,448	39,474
United Overseas Bank Ltd.	1,232	25,127
Westpac Banking Corp.	2,948	41,771
		1,907,720

Beverages - 0.6%
Carlsberg AS - Class B	71	8,811
Coca-Cola Europacific Partners PLC	171	10,369
JDE Peet's NV	72	1,934
Kirin Holdings Co. Ltd.	633	8,936
Pernod Ricard SA	164	28,371
Treasury Wine Estates Ltd.	549	3,895
		62,316

Biotechnology - 0.8%
Gilead Sciences, Inc.	1,028	78,745

Building Materials - 1.2%
Cie de Saint-Gobain SA	425	27,735
Geberit AG	26	14,633
Heidelberg Materials AG	105	8,569
Holcim AG	461	34,089
Johnson Controls International PLC	573	30,254
TOTO Ltd.	169	4,341
Wienerberger AG	86	2,457
		122,078

Chemicals - 2.0%
Air Products and Chemicals, Inc.	184	49,781
Air Water, Inc.	165	2,167
Chr Hansen Holding AS	87	6,972
Givaudan SA	7	26,340
Kuraray Co. Ltd.	252	2,565
Mitsui Chemicals, Inc.	150	4,391
Nissan Chemical Corp.	100	3,648
Nitto Denko Corp.	116	8,251
Novozymes AS - Class B	173	8,990
Nutrien Ltd.	432	23,125
Shin-Etsu Chemical Co. Ltd.	1,652	58,243
Solvay SA	54	6,254
The Mosaic Co.	284	10,193
		210,920

Coal - 0.0%(a)
Whitehaven Coal Ltd.	614	2,907

Commercial Services - 1.0%
Automatic Data Processing, Inc.	350	80,472
Brambles Ltd.	1,105	9,773
Intertek Group PLC	136	6,861
Persol Holdings Co. Ltd.	1,430	2,465
		99,571

Computers - 0.2%
Hewlett Packard Enterprise Co.	1,000	16,910

Cosmetics & Personal Care - 3.0%
Essity AB - Class B	460	11,523
The Procter & Gamble Co.	1,994	306,119
		317,642

Distribution & Wholesale - 1.8%
Bunzl PLC	284	10,793
ITOCHU Corp.	1,074	41,686
Marubeni Corp.	1,548	24,157
Mitsubishi Corp.	1,035	48,208
Mitsui & Co. Ltd.	1,289	47,014
Sumitomo Corp.	992	20,802
		192,660

Diversified Financial Services - 1.8%
BlackRock, Inc.	124	93,153
Discover Financial Services	197	18,321
Hargreaves Lansdown PLC	414	3,765
Hong Kong Exchanges & Clearing Ltd.	1,008	35,776
IGM Financial, Inc.	74	1,839
SBI Holdings, Inc.	203	4,404
Schroders PLC	743	3,777
Singapore Exchange Ltd.	622	4,395
Synchrony Financial	340	11,002
T. Rowe Price Group, Inc.(b)	174	17,423
		193,855

Electric - 5.4%
A2A SpA	1,243	2,676
Alliant Energy Corp.	197	9,962
Ameren Corp.	224	17,380
American Electric Power Co., Inc.	438	34,843
Chubu Electric Power Co., Inc.	610	7,539
CLP Holdings Ltd.	1,476	11,481
CMS Energy Corp.	226	12,828
DTE Energy Co.	175	18,219
Edison International	324	21,705
EDP - Energias de Portugal SA	2,145	10,209
Electric Power Development Co. Ltd.	128	1,989
Emera, Inc.	213	7,492
Endesa SA	245	5,129
Entergy Corp.	164	16,631
Evergy, Inc.	178	9,085
Eversource Energy	297	17,645
Exelon Corp.	860	33,119
Fortis, Inc.	417	16,719
Hera SpA	532	1,683
Hydro One Ltd.	251	6,983
Iberdrola SA	4,882	60,431
National Grid PLC	3,188	41,468
Origin Energy Ltd.	1,326	7,245
Public Service Enterprise Group, Inc.	434	27,095
Redeia Corp. SA	313	5,252
Sembcorp Industries Ltd.	1,028	3,959
Sempra	538	39,204
The Southern Co.	919	65,230
Verbund AG - Class A	25	2,387
WEC Energy Group, Inc.	266	22,243
Xcel Energy, Inc.	468	28,473
		566,304

Electrical Components & Equipment - 1.5%
Eaton Corp. PLC	333	75,822
Schneider Electric SE	455	83,711
		159,533

Electronics - 0.6%
Assa Abloy AB - Class B	818	20,976
Garmin Ltd.(b)	118	14,424
Hirose Electric Co. Ltd.	34	3,806
Kyocera Corp.	258	14,293
SCREEN Holdings Co. Ltd.	68	4,954
Venture Corp. Ltd.	207	1,943
		60,396

Engineering & Construction - 0.7%
Bouygues SA	151	5,752
CK Infrastructure Holdings Ltd.	462	2,289
JGC Holdings Corp.	282	3,169
Kajima Corp.	351	5,547
Keppel Corp. Ltd.	1,084	5,418
Obayashi Corp.	549	4,633
Vinci SA	409	50,115
		76,923

Entertainment - 0.0%(a)
Genting Singapore Ltd.	6,322	4,334

Environmental Control - 0.3%
Republic Services, Inc.	174	28,160

Food - 2.6%
Campbell Soup Co.	150	6,027
Carrefour SA	456	8,655
CK Hutchison Holdings Ltd.	2,115	10,602
Coles Group Ltd.	1,036	10,530
Conagra Brands, Inc.	369	10,439
General Mills, Inc.	497	31,639
Kesko Oyj - Class B	220	4,214
Koninklijke Ahold Delhaize NV	883	25,589
MEIJI Holdings Co. Ltd.	223	5,163
Mondelez International, Inc. - Class A	1,164	82,714
Saputo, Inc.	190	3,697
Tesco PLC	6,024	21,795
The Hershey Co.	126	23,678
The Kroger Co.(b)	599	26,518
WH Group Ltd.	5,909	3,798
		275,058

Forest Products & Paper - 0.4%
Holmen AB - Class B	71	2,981
International Paper Co.	267	9,863
Oji Holdings Corp.	707	2,626
Smurfit Kappa Group PLC	195	7,404
UPM-Kymmene Oyj	446	15,611
		38,485

Gas - 0.2%
Atmos Energy Corp.(b)	112	12,747
Canadian Utilities Ltd. - Class A	90	2,018
China Gas Holdings Ltd.	2,052	1,881
NiSource, Inc.	324	8,307
		24,953

Hand & Machine Tools - 0.3%
Amada Co. Ltd.	262	2,627
Fuji Electric Co. Ltd.	108	4,530
Snap-on, Inc.	40	10,988
Techtronic Industries Co. Ltd.	1,062	10,783
		28,928

Healthcare - Products - 0.1%
Coloplast AS - Class B	104	12,298
Elekta AB - Class B	263	2,053
		14,351

Healthcare - Services - 0.2%
Fresenius SE & Co. KGaA	319	10,125
Medibank Pvt Ltd.	2,095	4,806
Sonic Healthcare Ltd.	349	6,750
		21,681

Holding Companies - Diversified - 0.0%(a)
Swire Pacific Ltd. - Class A	386	2,506

Home Builders - 0.4%
Berkeley Group Holdings PLC	81	4,754
Daiwa House Industry Co. Ltd.	523	14,855
Iida Group Holdings Co. Ltd.	204	3,050
Sekisui Chemical Co. Ltd.	299	4,248
Sekisui House Ltd.	463	9,486
Taylor Wimpey PLC	2,740	4,494
		40,887

Household Products & Wares - 0.4%
Henkel AG & Co. KGaA	73	5,104
Reckitt Benckiser Group PLC	604	41,275
		46,379

Insurance - 6.3%
American International Group, Inc.	575	37,841
Assicurazioni Generali SpA	867	17,978
AXA SA	1,502	46,862
Cincinnati Financial Corp.	120	12,335
Dai-ichi Life Holdings, Inc.	749	15,610
Everest Group Ltd.	28	11,495
Fairfax Financial Holdings Ltd.	19	17,478
Fidelity National Financial, Inc.	206	9,237
Great-West Lifeco, Inc.	215	6,877
Hannover Rueck SE	46	10,992
iA Financial Corp., Inc.	87	5,814
Intact Financial Corp.	148	22,956
Japan Post Holdings Co. Ltd.	1,781	15,716
Japan Post Insurance Co. Ltd.	210	3,928
Manulife Financial Corp.	1,549	30,366
Marsh & McLennan Company, Inc.	416	82,959
MetLife, Inc.	532	33,851
MS&AD Insurance Group Holdings, Inc.	330	12,351
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	115	49,036
Power Corp. of Canada	415	11,493
Principal Financial Group, Inc.(b)	188	13,880
QBE Insurance Group Ltd.	1,166	11,883
Sompo Holdings, Inc.	253	11,564
Sun Life Financial, Inc.	495	25,016
T&D Holdings, Inc.	455	6,730
Talanx AG	34	2,471
The Travelers Company, Inc.	191	34,498
Tokio Marine Holdings, Inc.	1,646	40,617
Zurich Insurance Group AG	122	61,437
		663,271

Internet - 0.1%
CAR Group Ltd.	253	4,660
ZOZO, Inc.	91	1,924
		6,584

Investment Companies - 0.1%
Industrivarden AB – Class A	120	3,612
Industrivarden AB – Class C	100	3,014
Washington H Soul Pattinson & Co. Ltd.	195	4,331
		10,957

Iron & Steel - 0.3%
Nucor Corp.	195	33,144
voestalpine AG	84	2,366
		35,510

Leisure Time - 0.1%
Yamaha Motor Co. Ltd.	231	5,902

Lodging - 0.0%(a)
City Developments Ltd.	336	1,576

Machinery - Construction & Mining - 0.9%
Hitachi Construction Machinery Co. Ltd.	128	3,320
Hitachi Ltd.	773	53,779
Komatsu Ltd.	696	17,758
Metso Oyj	527	5,192
Sandvik AB	811	16,021
		96,070

Machinery - Diversified - 0.1%
ANDRITZ AG	55	2,986
Ebara Corp.	70	3,964
Husqvarna AB - Class B	300	2,294
		9,244

Media - 1.4%
Comcast Corp. - Class A	3,472	145,442
Pearson PLC	555	6,585
		152,027

Metal Fabricate & Hardware - 0.1%
SKF AB - Class B	279	5,248
Tenaris SA	355	6,100
		11,348

Mining - 0.3%
Agnico Eagle Mines Ltd.	393	21,116
Boliden AB	208	5,556
		26,672

Miscellaneous Manufacturers - 1.1%
Orica Ltd.	383	3,967
Siemens AG	626	105,186
Trelleborg AB - Class B	165	5,127
		114,280

Office & Business Equipment - 0.1%
Ricoh Co. Ltd.	453	3,699
Seiko Epson Corp.	209	3,107
		6,806

Oil & Gas - 10.7%
ARC Resources Ltd.	473	7,549
Cenovus Energy, Inc.	1,145	20,327
Chevron Corp.	1,499	215,256
ConocoPhillips	1,026	118,575
DCC PLC	75	5,072
Diamondback Energy, Inc.(b)	144	22,235
Eni SpA	1,918	31,742
Equinor ASA	765	24,706
Exxon Mobil Corp.	3,473	356,816
Inpex Corp.	736	10,405
Neste Oyj	333	12,673
OMV AG	108	4,613
ORLEN SA	451	6,673
Phillips 66	356	45,885
Santos Ltd.	2,739	12,549
Suncor Energy, Inc.	1,103	36,397
TotalEnergies SE	1,894	128,663
Valero Energy Corp.	298	37,357
Woodside Energy Group Ltd.	1,471	30,236
		1,127,729

Packaging & Containers - 0.3%
Amcor PLC	1,139	10,798
DS Smith PLC	1,038	3,819
Huhtamaki Oyj	79	3,065
Packaging Corp of America	68	11,425
Stora Enso Oyj – Class R	443	5,757
		34,864

Pharmaceuticals - 8.1%
Alfresa Holdings Corp.	223	3,586
CVS Health Corp.	1,113	75,628
Hikma Pharmaceuticals PLC	122	2,662
Johnson & Johnson(b)	2,003	309,784
Novartis AG	1,688	165,238
Ono Pharmaceutical Co. Ltd.	335	6,166
Orion Oyj - Class B	78	3,101
Recordati Industria Chimica e Farmaceutica SpA	74	3,566
Roche Holding AG	593	160,977
Roche Holding AG	23	6,607
Sanofi SA	934	87,091
Santen Pharmaceutical Co. Ltd.	417	3,946
Shionogi & Co. Ltd.	230	10,856
Viatris, Inc.	917	8,418
		847,626

Pipelines - 0.5%
ONEOK, Inc.	480	33,048
Pembina Pipeline Corp.	462	15,466
		48,514

Private Equity - 0.5%
3i Group PLC	870	24,583
Intermediate Capital Group PLC	217	4,296
Partners Group Holding AG	17	22,532
		51,411

Real Estate - 0.5%
CK Asset Holdings Ltd.	1,514	7,182
Hang Lung Properties Ltd.	1,322	1,767
Henderson Land Development Co. Ltd.	995	2,707
Hulic Co. Ltd.	373	3,704
Mitsui Fudosan Co. Ltd.	855	20,080
Nomura Real Estate Holdings, Inc.	84	2,048
Sun Hung Kai Properties Ltd.	1,133	11,119
Tokyu Fudosan Holdings Corp.	480	2,968
UOL Group Ltd.	408	1,804
		53,379

Retail - 0.9%
Best Buy Co., Inc.(b)	154	10,925
Canadian Tire Corp. Ltd. - Class A	41	4,268
Darden Restaurants, Inc.(b)	94	14,708
Genuine Parts Co.	107	14,207
Industria de Diseno Textil SA	959	39,584
Jardine Cycle & Carriage Ltd.	78	1,667
Kingfisher PLC	1,488	4,133
Marui Group Co. Ltd.	138	2,207
Sundrug Co. Ltd.	92	2,785
USS Co. Ltd.	220	4,305
		98,789

Semiconductors - 5.5%
Broadcom, Inc.	351	324,931
QUALCOMM, Inc.(b)	934	120,533
Skyworks Solutions, Inc.	132	12,795
SUMCO Corp.	258	3,868
Texas Instruments, Inc.	773	118,045
		580,172

Shipbuilding - 0.0%(a)
Yangzijiang Shipbuilding Holdings Ltd.	2,018	2,192

Software - 0.4%
Paychex, Inc.	268	32,688
Sega Sammy Holdings, Inc.	202	2,934
The Sage Group PLC	778	11,135
		46,757

Telecommunications - 4.1%
Cisco Systems, Inc.	3,433	166,089
Elisa Oyj	107	4,796
Hikari Tsushin, Inc.	15	2,333
KDDI Corp.	1,332	41,672
Nippon Telegraph & Telephone Corp.	45,192	52,916
Spark New Zealand Ltd.	1,547	4,954
Swisscom AG(c)	20	11,739
Telefonaktiebolaget LM Ericsson - Class B	2,451	12,153
Verizon Communications, Inc.	3,491	133,810
		430,462

Toys, Games & Hobbies - 0.4%
Nintendo Co. Ltd.	970	45,352

Transportation - 1.9%
C.H. Robinson Worldwide, Inc.(b)	87	7,138
Deutsche Post AG	822	38,602
Frontline PLC	111	2,192
Kawasaki Kisen Kaisha Ltd.	96	3,370
Kuehne + Nagel International AG	39	11,356
MTR Corp. Ltd.	1,219	4,370
NIPPON EXPRESS HOLDINGS, INC.	62	3,385
Norfolk Southern Corp.	188	41,014
United Parcel Service, Inc. - Class B	612	92,786
		204,213
TOTAL COMMON STOCKS (Cost $9,871,264)		10,212,389

REAL ESTATE INVESTMENT TRUSTS - 1.9%
REITS - 1.9%
AvalonBay Communities, Inc.	120	20,753
CapitaLand Ascendas REIT	2,760	5,873
Frasers Logistics & Commercial Trust	2,120	1,763
GLP J-Reit	4	3,780
Goodman Group	1,687	25,448
Host Hotels & Resorts, Inc.	601	10,499
Keppel DC REIT	1,046	1,442
Link REIT	2,154	10,646
Mapletree Logistics Trust	2,486	2,999
Mapletree Pan Asia Commercial Trust	2,957	3,035
Prologis, Inc.	765	87,921
VICI Properties, Inc.	840	25,108
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $209,354)		199,267

PREFERRED STOCKS - 0.2%
Auto Manufacturers - 0.1%
Bayerische Motoren Werke AG, 0.00%(d)	47	4,467
Porsche Automobil Holding SE, 0.00%(d)	119	5,824
		10,291

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA, 0.00%(d)	126	9,926
TOTAL PREFERRED STOCKS (Cost $18,552)		20,217

SHORT-TERM INVESTMENTS - 9.0%
Investments Purchased with Proceeds from Securities Lending - 8.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(e)	934,334	934,334

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.29%(e)	13,735	13,735
TOTAL SHORT-TERM INVESTMENTS (Cost $948,069)		948,069

TOTAL INVESTMENTS - 108.1% (Cost $11,047,239)		11,379,942
Liabilities in Excess of Other Assets - (8.1)%		(857,428)
TOTAL NET ASSETS - 100.0%		$10,522,514

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $502,343 which represented 4.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Non-income producing security.
(d)	There is currently no rate available.
(e)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Weekly Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$10,212,389	$–	$–	$10,212,389
Real Estate Investment Trusts	199,267	–	–	199,267
Preferred Stocks	20,217	–	–	20,217
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	934,334
Money Market Funds	13,735	–	–	13,735
Total Investments	$10,445,608	$–	$–	$11,379,942

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.